Warrants - Warrants recognized within equity (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants
Warrant reserve	£ 36,638	£ 13,475	£ 9,292
Warrants recognized within equity
Warrants
Warrants and options in issue but not exercised	69,575,000	54,625,000
Warrant reserve	£ 36,638	£ 13,475
Tranche A Warrant
Warrants
Warrants and options in issue but not exercised	7,450,000
Warrant reserve	£ 8,951
Tranche B Warrant
Warrants
Warrants and options in issue but not exercised	7,500,000
Warrant reserve	£ 14,212
SF Warrants
Warrants
Warrants and options in issue but not exercised	50,000,000	50,000,000
Warrant reserve	£ 3,907	£ 3,907
Virgin Atlantic Warrants
Warrants
Warrants and options in issue but not exercised	2,625,000	2,625,000
Warrant reserve	£ 8,558	£ 8,558
MWC Option
Warrants
Warrants and options in issue but not exercised	2,000,000	2,000,000
Warrant reserve	£ 1,010	£ 1,010